Income taxes - Summary of Reconciliation of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 651	$ 180
For current year's tax positions	0	0
For prior years' tax positions	0	0
For current year's tax positions	320	471
For prior years' tax positions	0	0
Balance at the end of the year	$ 971	$ 651